Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of currency exposure
	Years ended December 31
	2021	2020
Financial assets
US$ bank accounts	$569	$399
Financial liabilities
Accounts payable	(160)	(41)
	$409	$358

Disclosure of Financial assets and liabilities
	At December 31, 2021			At December 31, 2020
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$3,259	$-	$3,259	$15,361	$-	$15,361
Marketable securities	-	605	605	-	2,675	2,675
Deposits	243	-	243	243	-	243
Accounts receivable	372	-	372	827	-	827
Total financial assets	3,874	605	4,479	16,431	2,675	19,106
Accounts payable and accrued liabilities	1,888	-	1,888	3,280	-	3,280
Total financial liabilities	$1,888	$-	$1,888	$3,280	$-	$3,280

Disclosure of financial instruments fair value
At December 31	2021		2020
	Level 1	Level 2(a)	Level 1	Level 2
Marketable securities	282	323	2,165	510

Disclosure of contractual obligations
	Within 1 year	2 to 3 years	Over 3 years	At December 31 2021
Accounts payable and accrued liabilities	$1,888	$-	$-	$1,888
Quebec flow-through expenditure requirements	7,290	-	-	7,290
Undiscounted lease payments	183	376	63	622
Total	$9,361	$376	$63	$9,800